Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Selling, general and administrative expenses	€ 901,364	€ 695,084	[1]	€ 822,897	[1]
Transaction costs related to business acquisitions	6,001	2,289
Selling, general and administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Transaction costs related to business acquisitions	€ 2,034	€ 2,099		€ 200,961

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.